UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 147.9%
Corporate — 5.4%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy, Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35 (a)	$200	$204,244
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	210	230,065
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	600	730,086
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A AMT:
Amtrak Project, 5.00%, 11/01/41	160	159,274
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	180	188,467

		1,512,136

County/City/Special District/School District — 17.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	180,677
5.00%, 5/01/42	450	414,265
Bristol Township School District, GO, 5.25%, 6/01/43	555	584,243
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	370	403,263
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	125	138,500
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	160	148,266
4.00%, 8/15/42	100	90,753
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	100	101,955
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, 7.00%, 7/01/32	180	178,024

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
County/City/Special District/School District (concluded)
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	$100	$106,210
Falls Township Authority, RB, Water & Sewer Authority, 5.00%, 12/01/37	200	209,622
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	600	655,542
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	772,408
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	108,035
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM), 5.00%, 4/01/41	155	157,619
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	310	325,122
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	250	256,992

		4,831,496

Education — 24.7%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	109,441
5.00%, 8/15/25	100	108,358
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	207,982
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	441,884
Villanova University, 5.25%, 12/01/31	100	107,355
East Hempfield Township IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/35	100	96,554

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	$150	$154,164
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	265	242,528
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,035,460
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	1,180	1,237,124
La Salle University, 5.00%, 5/01/37	140	139,608
State System of Higher Education, Series AL, 5.00%, 6/15/35	100	105,341
Thomas Jefferson University, 4.00%, 3/01/37	70	63,873
Thomas Jefferson University, 5.00%, 3/01/42	60	61,342
Trustees of The University of Pennsylvania, Series C, 4.75%, 7/15/35	500	511,525
Widener University, Series A, 5.25%, 7/15/33	220	224,263
Widener University, Series A, 5.50%, 7/15/38	45	46,132
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,068,270
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	215	232,559
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	610	683,493

		6,877,256

Health — 37.5%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3, 5.50%, 11/01/31	500	556,780
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	390	448,453

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Health (continued)
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	$210	$186,659
Diakon Lutheran, 6.38%, 1/01/39	500	530,730
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	547,320
County of Franklin Pennsylvania IDA Pennsylvania, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	424,578
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community, Series A, 4.50%, 11/15/36	375	332,377
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities:
5.00%, 11/15/27	175	177,627
5.00%, 11/15/28	110	110,883
5.00%, 11/15/29	100	100,464
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	522,491
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.25%, 6/01/39	1,000	1,037,070
Series A-1, 5.13%, 6/01/41	1,160	1,199,660
Lancaster Industrial Development Authority, Refunding RB:
5.38%, 5/01/28	100	101,778
5.75%, 5/01/35	120	123,191
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	215	190,413
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,036,480
BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Health (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	$940	$971,123
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/35	215	224,888
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	1,250	1,402,700
St. Mary Hospital Authority, Refunding RB, Catholic Health East, Series A, 5.00%, 11/15/27	175	187,044

		10,412,709

Housing — 16.5%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	390	339,643
3.70%, 10/01/42	640	548,026
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 110-B, 4.75%, 10/01/39	130	133,565
Series 113, 4.85%, 10/01/37	775	783,835
Series 115-A, AMT, 4.20%, 10/01/33	750	721,747
Series 92-A, AMT, 4.75%, 4/01/31	90	90,248
Series 96-A, AMT, 4.70%, 10/01/37	450	445,531
Series 97-A, AMT, 4.65%, 10/01/31	1,300	1,308,021
Series 99-A, AMT, 5.15%, 4/01/38	210	209,954

		4,580,570

State — 24.1%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 11/15/24	1,000	1,147,880
5.00%, 4/01/26	245	281,417
5.00%, 3/15/28	825	941,019
5.00%, 6/01/28	2,160	2,426,501
5.00%, 3/15/29	275	313,673

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
State (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	$500	$530,880
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	1,000	1,060,370

		6,701,740

Transportation — 17.8%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	1,325	1,350,255
AMT (AGM), 5.00%, 6/15/37	305	307,428
Delaware River Port Authority, RB:
5.00%, 1/01/37	315	332,898
Series D, 5.00%, 1/01/40	750	778,335
Pennsylvania Turnpike Commission, RB:
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/37	140	145,884
Motor License Fund, Enhanced Turnpike, Special Sub-Series A, 5.00%, 12/01/42	215	220,732
Series A (AMBAC), 5.25%, 12/01/32	870	877,708
Sub-Series A, 5.13%, 12/01/26	100	108,440
Sub-Series A, 6.00%, 12/01/41	100	108,506
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	290	309,018
5.00%, 6/01/29	385	407,985

		4,947,189

Utilities — 4.5%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series, 5.25%, 8/01/40	270	275,357
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	100	105,800
Series C (AGM), 5.00%, 8/01/40	350	359,968

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Utilities (concluded)
County of Allegheny Pennsylvania Sanitary Authority, RB, 5.25%, 12/01/41	$195	$204,608
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	31,505
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	70	75,195
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	185	186,267

		1,238,700

Total Municipal Bonds in Pennsylvania		41,101,796
Guam — 0.6%
State — 0.6%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	150	157,622

Total Municipal Bonds — 148.5%		41,259,418

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Pennsylvania — 5.2%
Education — 3.3%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	850	924,638

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

Pennsylvania (concluded)
Health — 1.9%
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.13%, 6/01/34	$500	$517,995

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in Pennsylvania — 5.2%		1,442,633

Total Long-Term Investments (Cost — $41,352,665) — 153.7%		42,702,051

Short-Term Securities	Shares

BIF Pennsylvania Municipal Money Fund, 0.00% (c)(d)	1,344,297	1,344,297

Total Short-Term Securities (Cost — $1,344,297) — 4.8%		1,344,297

Total Investments (Cost — $42,696,962*) — 158.5%		44,046,348
Other Assets Less Liabilities — 2.6%		710,240
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.4%)		(675,099)
VRDP Shares, at Liquidation Value — (58.7%)		(16,300,000)

Net Assets Applicable to Common Shares — 100.0%		$27,781,489

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$42,097,298

Gross unrealized appreciation	$1,801,970
Gross unrealized depreciation	(527,920)

Net unrealized appreciation	$1,274,050

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	4

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income

BIF Pennsylvania Municipal Money Fund	1,396,790	(52,493)	1,344,297	—

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(30)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$3,772,500	$(30,048)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$42,702,051	—	$42,702,051
Short-Term Securities	$1,344,297	—	—	1,344,297

Total	$1,344,297	$42,702,051	—	$44,046,348

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(30,048)	—	—	$(30,048)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	6

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$47,000	—	—	$47,000
Liabilities:
TOB trust certificates	—	$(675,000)	—	(675,000)
VRDP Shares	—	(16,300,000)	—	(16,300,000)

Total	$47,000	$(16,975,000)	—	$(16,928,000)

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2014